Shareholders' equity (Narrative) (Details)													1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2022 CAD ($) shares $ / shares	Oct. 19, 2022 CAD ($) $ / shares shares	Jul. 03, 2022 shares $ / shares	Jun. 02, 2022 shares $ / shares	Apr. 05, 2022 shares $ / shares	Jan. 03, 2022 shares $ / shares	Dec. 30, 2021 shares $ / shares	Dec. 17, 2021 shares $ / shares	Oct. 14, 2021 shares $ / shares	Jun. 14, 2021 shares $ / shares	Jun. 01, 2021 shares $ / shares	Apr. 06, 2021 shares $ / shares	Oct. 31, 2022 CAD ($)	Mar. 30, 2023 $ / shares	Dec. 31, 2022 CAD ($) shares months $ / shares	Dec. 31, 2021 CAD ($) shares $ / shares	Feb. 28, 2022 shares	Jan. 31, 2021 shares	Dec. 31, 2020 shares $ / shares
Disclosure of classes of share capital [line items]
Gross proceeds													$ 1,318,980		$ 1,318,980	$ 0
Exercise price of common share purchase warrant | $ / shares	$ 1.75														$ 1.75
Number of options exercised | shares															2,440,000	3,482,000
Number of warrants exercised | shares															0	8,146,483
Net proceeds from exercise of options															$ 1,412,799	$ 1,109,818
Proceeds from issuance of shares upon exercise of warrants															0	13,085,197
Ascribed value from contributed surplus															$ (1,412,799)	(1,109,818)
Equity component allocated to share capital																$ 13,085,197
Number of Class A common shares authorized to be repurchased | shares																	7,500,000	5,000,000
Number of Class A common shares repurchased and cancelled | shares															0	840,094
Weighted average share price of Class A common shares | $ / shares																$ 4.96
Total cash consideration for repurchase and cancellation of Class A common shares															$ 0	$ 4,183,617
Commission for repurchase and cancellation of Class A common shares																16,678
Excess of total consideration over the carrying amount of Class A common shares																$ 4,183,617
Percentage of total share capital that can be granted as stock options per person															5.00%
Number of options granted or recognized | shares				1,500,000			100,000			100,000	200,000				2,475,000	2,970,000
Exercise price of stock options granted | $ / shares	$ 1.03			$ 3.88		$ 3.36	$ 3.61			$ 6.70	$ 6.59	$ 8.47			$ 3.55	$ 4.55
Number of options that will vest | shares										100,000	200,000	250,000
Fair value of stock options		$ 1,095,780
Share-based compensation															$ 5,538,463	$ 9,762,745
Stock-based compensation expense to be amortized	$ 3,184,866														3,184,866	2,719,354
Term of the stock options granted	5 years			5 years		5 years
Net proceeds from exercise of warrants																$ 12,396,107
Fair value of stock options per share | $ / shares		$ 1.08												$ 2.02	$ 2.37	$ 2.99
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 3.96														$ 3.96	$ 3.10			$ 1.57
Number of share options outstanding in share-based payment arrangement | shares	8,195,500														8,195,500	8,403,000			9,040,000
Warrants	$ 223,200	$ 223,200													$ 223,200	$ 0
At the date of the grant
Disclosure of classes of share capital [line items]
Vesting percentage				25.00%						25.00%	25.00%	30.00%
At the date of the grant | Vesting of remaining 100,000 stock options
Disclosure of classes of share capital [line items]
Vesting percentage												10.00%
At the first anniversary of the date of grant
Disclosure of classes of share capital [line items]
Vesting percentage				25.00%						25.00%	25.00%	35.00%
At the first anniversary of the date of grant | Vesting of remaining 100,000 stock options
Disclosure of classes of share capital [line items]
Vesting percentage												20.00%
At the second anniversary of the date of grant
Disclosure of classes of share capital [line items]
Vesting percentage				25.00%						25.00%	25.00%	35.00%
At the second anniversary of the date of grant | Vesting of remaining 100,000 stock options
Disclosure of classes of share capital [line items]
Vesting percentage												30.00%
At the third anniversary of the date of grant
Disclosure of classes of share capital [line items]
Vesting percentage				25.00%						25.00%	25.00%
At the third anniversary of the date of grant | Vesting of remaining 100,000 stock options
Disclosure of classes of share capital [line items]
Vesting percentage												40.00%
Consultants
Disclosure of classes of share capital [line items]
Percentage of total share capital that can be granted as stock options per person															2.00%
Employees
Disclosure of classes of share capital [line items]
Number of options granted or recognized | shares			125,000		400,000							100,000			975,000
Exercise price of stock options granted | $ / shares			$ 2.14		$ 2.96										$ 1.03
Number of options that will vest | shares															975,000
Term of the stock options granted			5 years		5 years							5 years			5 years
Employees | Vesting of remaining 100,000 stock options
Disclosure of classes of share capital [line items]
Number of options that will vest | shares												100,000
Employees | At the date of the grant
Disclosure of classes of share capital [line items]
Vesting percentage			10.00%		10.00%										10.00%
Employees | At the first anniversary of the date of grant
Disclosure of classes of share capital [line items]
Vesting percentage			20.00%		20.00%										20.00%
Employees | At the second anniversary of the date of grant
Disclosure of classes of share capital [line items]
Vesting percentage			30.00%		30.00%										30.00%
Employees | At the third anniversary of the date of grant
Disclosure of classes of share capital [line items]
Vesting percentage			40.00%		40.00%										40.00%
Member of Board of Director
Disclosure of classes of share capital [line items]
Number of options granted or recognized | shares	500,000			900,000		300,000									650,000
Exercise price of stock options granted | $ / shares															$ 3.02
Term of stock options granted | months															60
Number of options that will vest | shares												200,000
Term of the stock options granted							5 years				5 years
Member of Board of Director, One
Disclosure of classes of share capital [line items]
Number of options granted or recognized | shares												100,000
Member of Board of Director, Two
Disclosure of classes of share capital [line items]
Number of options granted or recognized | shares												200,000
President & Chief Executive Officer
Disclosure of classes of share capital [line items]
Number of options granted or recognized | shares	150,000			600,000		150,000		1,920,000				150,000
Exercise price of stock options granted | $ / shares								$ 3.13
Term of the stock options granted								5 years
Expenses related to stock options granted															$ 453,204
Chief Financial Officer
Disclosure of classes of share capital [line items]
Number of options granted or recognized | shares									100,000
Exercise price of stock options granted | $ / shares									$ 5.04
Number of options that will vest | shares									100,000
Term of the stock options granted									5 years
Chief Financial Officer | At the date of the grant
Disclosure of classes of share capital [line items]
Vesting percentage									10.00%
Chief Financial Officer | At the first anniversary of the date of grant
Disclosure of classes of share capital [line items]
Vesting percentage									20.00%
Chief Financial Officer | At the second anniversary of the date of grant
Disclosure of classes of share capital [line items]
Vesting percentage									30.00%
Chief Financial Officer | At the third anniversary of the date of grant
Disclosure of classes of share capital [line items]
Vesting percentage									40.00%
Officer
Disclosure of classes of share capital [line items]
Term of the stock options granted										5 years
Contributed Surplus [Member]
Disclosure of classes of share capital [line items]
Ascribed value from contributed surplus															870,558	364,000
Equity component allocated to share capital																0
Excess of total consideration over the carrying amount of Class A common shares																0
Deficit [Member]
Disclosure of classes of share capital [line items]
Ascribed value from contributed surplus															$ 0	0
Equity component allocated to share capital																0
Excess of total consideration over the carrying amount of Class A common shares																$ 3,778,619
Bought-deal short form prospectus offering
Disclosure of classes of share capital [line items]
Number of compensation options | shares															191,414
Proceeds from exercise of compensation options															$ 689,090
Non-brokered private placement
Disclosure of classes of share capital [line items]
Number of units issued | shares		1,014,600
Issuance price per unit | $ / shares		$ 1.30
Gross proceeds		$ 1,318,980
Number of common shares that each unit entitles | shares		1
Number of common shares that each common share purchase warrant entitles | shares		1
Exercise price of common share purchase warrant | $ / shares		$ 1.75
Term of common share purchase warrant		24 months